Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures [Abstract]
Key Management Compensation	Key management is comprised of executive officers and the board of directors who served during the reporting period.

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Salary and related expenses	687	5	—
Shared based compensation expense	163	—	—
	850	5	—